Deferred Charges, Net and Other Long-Term Investments (Predecessor)	6 Months Ended
Jun. 30, 2022
United Maritime Predecessor [Member]
Deferred Charges, Net and Other Long-Term Investments [Abstract]
Deferred Charges, Net and Other Long-Term Investments
6.	Deferred Charges, Net and Other Long-Term Investments:

Deferred charges and other long-term investments, non-current, include dry-dock charges and investment on equipment not yet installed to vessels. The amounts in the accompanying balance sheets are analyzed as follows:

Deferred charges
Balance December 31, 2020	399,681
Additions	72,318
Amortization	(316,450)
Balance December 31, 2021	155,549
Additions	3,221,998
Amortization	(239,743)
Transferred to Vessels, Net	(72,318)
Balance June 30, 2022	3,065,486

The Gloriuship underwent its scheduled dry-dock during the second quarter of 2022. A significant part of the Trade accounts and other payables balance as of June 30, 2022, relates to the vessel’s dry-docking.

Amount of $72,318 of expenditures relate to the installation of ballast water treatment system completed during the six-month period ended June 30, 2022 and were transferred to Vessels, Net  and included part of Additions in Note 7 below.